Related Party Transactions - Amounts Due from (to) Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Related Party Transaction
Amount due from related parties	$ 1,504	$ 1,141
Amount due to related parties	1,189	1,070
KOAS
Related Party Transaction
Amount due from related parties	578	466
Amount due to related parties	688	629
KNOT and affiliates
Related Party Transaction
Amount due from related parties	926	675
Amount due to related parties	$ 501	$ 441